Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of noncontrolling interests

	June 30,	December 31,
Non-controlling	2026	2025
	(Unaudited)
Pure Tech	$89,326	$527,245
Total	$89,326	$527,245